Long-Term Debt	12 Months Ended
Jul. 31, 2014
Debt Disclosure [Abstract]
Long-Term Debt

Note 8 - Long-Term Debt:

Long-term debt consists of the following:

	July 31,
	2014	2013
Mortgage payable - interest at 9.75 percent per annum, monthly interest payments of $6,771, principal due November 2013, secured by secondary rights to real property located at 11 Carlaw Avenue, Toronto, Canada	$-0-	$617,665
Total Debt	-0-	617,665
Less Current Maturities of Long-Term Debt	-0-	617,665
Total Long-Term Debt	-0-	-0-

The first mortgage related to the property at 11 Carlaw was discharged on August 14, 2013, in conjunction with the sale of that property and there is no mortgage debt after that date.

For the years ended July 31, 2014, 2013 and 2012, the Company incurred $4,969, $196,101 and $568,424, respectively in interest expense on its long-term debt.